Fair Value Measurement Hierarchy (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of fair value measurement hierarchy [abstract]
Summary Of fair value measurement hierarchy of the financial assets and liabilities

The following table provides the fair value measurement hierarchy of the assets and liabilities of the Group:

		As at March 31, 2025		As at March 31, 2026		As at March 31, 2026
Particulars	Level	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
		(INR)	(INR)	(INR)	(INR)	(USD)	(USD)
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	7,398	7,398	15,575	15,575	166	166

Financial assets at fair value
Investments	Level 2	1,342	1,342	8,685	8,685	93	93

Financial liabilities designated as fair value through profit or loss
Liability for put options	Level 3	-	-	9,047	9,047	96	96

Financial liabilities at fair value
Liability for put options with non-controlling interests	Level 2	6,371	6,371	5,644	5,644	60	60
Derivative instruments
- public share warrants	Level 1	156	156	13	13	0	0
- private share warrants	Level 2	34	34	1	1	0	0

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	857	857	103	103	1	1

Summary of fair value hierarchy, Valuation techniques and inputs

Set out below are the fair value hierarchy, valuation techniques and inputs used as at March 31, 2026 and 2025:

Particulars	Level	Valuation technique	Inputs used
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows

Financial assets at fair value
Investments	Level 2	Market value techniques	Market value of investments

Financial liabilities designated as fair value through profit or loss
Liability for put options	Level 3	Income approach	Market discounted rate

Financial liabilities at fair value
Liability for put options with non-controlling interests	Level 2	Market value techniques	Volume Weight Average Price of the Company shares over 30 trading days

Derivative instruments
- public share warrants	Level 1	Market value techniques	Market value of warrants
- private share warrants	Level 2	Black Scholes method	Interest rates to discount future cash flows, share price and public share warrant price

Financial liabilities designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows